Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

January 31, 2020

PAF-QTLY-0320
1.813019.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 10.7%
Aristocrat Leisure Ltd.	384,311	$9,165,503
Blue Sky Alternative Investments Ltd. (a)(b)	1,733,447	12
BWX Ltd. (c)	1,678,148	4,642,369
Commonwealth Bank of Australia	181,442	10,272,794
CSL Ltd.	138,393	28,463,101
Hansen Technologies Ltd.	2,942,633	7,189,191
HUB24 Ltd. (c)	1,034,212	7,422,467
Macquarie Group Ltd.	134,320	12,834,313
Magellan Financial Group Ltd.	140,866	6,203,638
National Storage (REIT) unit	1,754,473	2,514,868
Netwealth Group Ltd. (c)	857,077	4,571,791
NIB Holdings Ltd.	943,857	3,379,527
Pro Medicus Ltd.	70,223	1,107,042

TOTAL AUSTRALIA		97,766,616

Bermuda - 0.5%
Haier Electronics Group Co. Ltd.	1,496,000	4,493,566
Cayman Islands - 13.4%
51job, Inc. sponsored ADR (a)	88,100	6,356,415
Alibaba Group Holding Ltd. sponsored ADR (a)	183,900	37,991,901
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
Hansoh Pharmaceutical Group Co. Ltd. (d)	2,358,000	8,348,139
Hypebeast Ltd.	20,020,000	2,469,241
International Housewares Retail Co. Ltd.	19,363,700	4,489,942
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	25,600	3,111,680
Shenzhou International Group Holdings Ltd.	547,500	7,237,853
Sino Biopharmaceutical Ltd.	3,966,000	5,237,404
SITC International Holdings Co. Ltd.	3,415,000	4,022,678
Tencent Holdings Ltd.	914,800	43,627,002

TOTAL CAYMAN ISLANDS		122,892,260

China - 9.7%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,413,610	7,563,733
Centre Testing International Group Co. Ltd. (A Shares)	2,386,109	5,507,956
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,336,800	4,453,810
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	568,010	8,626,956
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	703,694	6,277,127
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	711,900	7,398,952
Kweichow Moutai Co. Ltd. (A Shares)	124,650	18,307,636
Midea Group Co. Ltd. (A Shares)	773,400	5,865,052
Qingdao Port International Co. Ltd. (H Shares) (d)	7,112,000	4,613,381
Shanghai International Airport Co. Ltd. (A Shares)	361,613	3,525,247
Shenzhen Expressway Co. Ltd. (H Shares)	6,894,000	8,920,010
Yunnan Baiyao Group Co. Ltd. (A Shares)	622,433	7,660,916

TOTAL CHINA		88,720,776

Hong Kong - 4.3%
AIA Group Ltd.	2,028,800	20,103,275
CNOOC Ltd.	4,214,000	6,308,517
Hong Kong Exchanges and Clearing Ltd.	262,427	8,622,678
Sino Land Ltd.	3,509,817	4,783,310

TOTAL HONG KONG		39,817,780

India - 7.9%
Axis Bank Ltd.	464,198	4,725,143
CCL Products (India) Ltd. (a)	1,250,367	3,936,439
HDFC Asset Management Co. Ltd. (d)	155,363	6,867,792
HDFC Bank Ltd.	515,532	8,806,265
Housing Development Finance Corp. Ltd.	306,384	10,325,990
Indraprastha Gas Ltd. (a)	927,400	6,567,369
Oberoi Realty Ltd. (a)	352,703	2,686,468
Petronet LNG Ltd.	1,275,200	4,742,909
Power Grid Corp. of India Ltd.	1,496,460	3,856,873
Reliance Industries Ltd.	788,675	15,513,235
TCNS Clothing Co. Ltd. (a)(d)	595,290	4,723,073

TOTAL INDIA		72,751,556

Indonesia - 2.3%
PT Bank Central Asia Tbk	5,372,500	12,695,332
PT Bank Rakyat Indonesia Tbk	25,248,900	8,208,544

TOTAL INDONESIA		20,903,876

Japan - 30.9%
Azbil Corp.	248,800	6,709,318
Bank of Kyoto Ltd.	88,500	3,536,967
Create SD Holdings Co. Ltd.	211,800	5,268,674
Daikin Industries Ltd.	73,200	10,314,418
Hoshizaki Corp.	91,400	8,408,065
Hoya Corp.	219,000	20,959,486
Iriso Electronics Co. Ltd.	135,100	5,113,989
Kao Corp.	142,100	11,333,496
Keyence Corp.	34,600	11,631,034
Kyowa Hakko Kirin Co., Ltd.	298,500	7,017,514
Lasertec Corp.	118,600	5,806,204
Minebea Mitsumi, Inc.	428,500	8,324,045
Misumi Group, Inc.	271,800	6,744,260
MonotaRO Co. Ltd. (c)	250,800	6,016,127
Nakanishi, Inc.	96,900	1,728,537
Nidec Corp.	50,000	6,288,538
Nihon M&A Center, Inc.	238,600	6,825,731
Nintendo Co. Ltd.	30,500	11,219,598
Nitori Holdings Co. Ltd.	54,700	8,500,438
NSD Co. Ltd.	555,400	8,948,839
Open House Co. Ltd.	315,800	8,395,035
ORIX Corp.	337,400	5,699,518
PALTAC Corp.	86,600	4,052,229
Pilot Corp.	145,500	5,680,223
Recruit Holdings Co. Ltd.	276,700	10,784,743
Shionogi & Co. Ltd.	172,600	10,265,234
SMC Corp.	23,000	9,928,396
SMS Co., Ltd.	323,200	8,005,158
SoftBank Corp.	367,700	14,845,725
Subaru Corp.	306,000	7,653,825
Terumo Corp.	384,600	13,843,969
Tokio Marine Holdings, Inc.	61,800	3,354,581
Tsuruha Holdings, Inc.	75,400	9,229,097
Zozo, Inc.	611,200	10,179,994

TOTAL JAPAN		282,613,005

Korea (South) - 3.2%
KB Financial Group, Inc.	160,340	5,877,681
Samsung Electronics Co. Ltd.	221,980	10,249,274
SK Hynix, Inc.	170,628	12,937,368

TOTAL KOREA (SOUTH)		29,064,323

Multi-National - 0.9%
HKT Trust/HKT Ltd. unit	5,722,000	8,541,408
Netherlands - 1.0%
ASML Holding NV (Netherlands)	33,800	9,485,544
New Zealand - 1.8%
EBOS Group Ltd.	428,279	6,573,828
Ryman Healthcare Group Ltd.	955,340	10,128,259

TOTAL NEW ZEALAND		16,702,087

Philippines - 1.0%
Ayala Land, Inc.	10,722,300	8,693,726
Singapore - 1.0%
United Overseas Bank Ltd.	502,000	9,363,369
Taiwan - 5.9%
Micro-Star International Co. Ltd.	1,674,000	5,057,779
Taiwan Semiconductor Manufacturing Co. Ltd.	3,967,000	40,691,528
Voltronic Power Technology Corp.	350,388	8,368,380

TOTAL TAIWAN		54,117,687

Thailand - 1.0%
Home Product Center PCL (For. Reg.)	10,933,100	5,100,840
Thai Beverage PCL	7,190,200	4,173,374

TOTAL THAILAND		9,274,214

United States of America - 1.8%
GI Dynamics, Inc. CDI (a)	5,561,290	48,595
ResMed, Inc. CDI	699,662	11,554,689
Yum China Holdings, Inc.	103,400	4,453,438

TOTAL UNITED STATES OF AMERICA		16,056,722

TOTAL COMMON STOCKS
(Cost $656,187,985)		891,258,515

Nonconvertible Preferred Stocks - 1.3%
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.
(Cost $11,348,267)	311,280	12,125,905

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.58% (e)	13,245,261	13,247,910
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	6,310,002	6,310,634
TOTAL MONEY MARKET FUNDS
(Cost $19,558,543)		19,558,544
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $687,094,795)		922,942,964
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,276,657)
NET ASSETS - 100%		$915,666,307

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,552,385 or 2.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,051
Fidelity Securities Lending Cash Central Fund	112,697
Total	$163,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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